Accumulated Other Comprehensive Income - Changes in Balance (Details) - USD ($) $ in Millions					12 Months Ended
	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	$ 9,378	[1]	$ 8,321	[1]	$ 8,321	[1]	$ 9,923		$ 7,322
Change in unrealized gains (losses) of investments					(8,296)		(1,829)		2,598
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)					1,664		507		0
Change in non-performance risk on market risk benefits, net of tax expense (benefit)					1,875		(424)		0
Change in unrealized gains (losses) - other					36		37		131
Change in deferred tax asset					114		371		(602)
Other comprehensive income (loss) before reclassifications					(4,607)		(1,338)		2,127
Reclassifications from AOCI, net of tax					(131)		(738)		(704)
Total other comprehensive income (loss)	(4,738)		(2,076)		(4,738)	[2]	(2,076)	[2]	1,423
Balance	9,378		8,321		9,378	[1]	8,321	[1]	9,923
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(3,378)	[3]	1,360	[3]	1,360	[3]	3,821		2,398
Total other comprehensive income (loss)					(4,738)		(2,076)		1,423
Balance					(3,378)	[3]	1,360	[3]	3,821
Accumulated Other Comprehensive Income | Change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance							(385)
Balance									$ (385)
Accumulated Other Comprehensive Income | Policy loans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	$ (2,106)		$ 287		287
Balance					$ (2,106)		$ 287

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.